Deferred income tax assets and liabilities, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets / (liabilities), net
Deferred tax assets / (liabilities), net, at beginning of fiscal year	€ (237)	€ 2,429	€ (2,241)
Recognized through equity / other comprehensive income			1,249
Recognized through profit or loss	2,226	(2,666)	3,421
Deferred tax assets / (liabilities), net, at end of fiscal year	€ 1,989	€ (237)	€ 2,429